Net Income (Loss) per Share - Schedule of Basic and Diluted Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Net Income (Loss) Available to Common Stockholders, Diluted [Abstract]
Net income (loss)	$ 15,520	$ (6,255)	$ (35,099)	$ (20,170)
Add: Deemed dividends from accretion of Series D-1 Preferred Stock	316	0
Add: Convertible notes interest expense and loss on debt extinguishment	219	0
Net loss attributable to common stockholders	$ 16,055	$ (6,255)	$ (35,099)	$ (20,170)
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Weighted-average common shares outstanding for basic EPS (in shares)	30,440,497	4,529,543
Weighted average shares from preferred stock converted into common shares (in shares)	12,566,203	0
Weighted average dilutive outstanding options (in shares)	1,080,655	0
Weighted average shares from convertible notes converted into common shares (in shares)	296,949	0
Weighted average Legacy Movella warrants converted into common shares (in shares)	178,181	0
Weighted average shares outstanding, diluted (in shares)	44,562,485	4,529,543	11,285,170	9,101,819
Basic net income (loss) per share (in Dollars per share)	$ 0.51	$ (1.38)	$ (3.11)	$ (2.22)
Net income (loss) per share, diluted (in dollars per share)	$ 0.36	$ (1.38)	$ (3.11)	$ (2.22)